Fair Value Measurements - Schedule of Estimated Fair Value Earnout Shares (Details)		Dec. 31, 2024	Mar. 14, 2024
Stock Price [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Derivative liability, measurement input	[1]	7.97	10
Volatility [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Derivative liability, measurement input		40	35
Risk free rate of return [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Derivative liability, measurement input		4.3	4.24
Expected term [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Derivative liability, measurement input		4.2	5

[1]	At March 14, 2024, the $10.00 price represents the Business Combination price.